RELATED PARTY TRANSACTIONS AND BALANCES (Details 3) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Accounts receivable due from related parties	$ 12,117	$ 972
Other receivables due from related parties		2,924
Beijing Modo
Related Party Transaction [Line Items]
Accounts receivable due from related parties	11,186
Sheng Payment
Related Party Transaction [Line Items]
Accounts receivable due from related parties	$ 931	972
Shanda Computer
Related Party Transaction [Line Items]
Other receivables due from related parties		$ 2,924